CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (791,989)
Adjustments to reconcile net loss to net cash provided by operating activities:
Losses (gains) on commodity derivative contracts - net	(2,079)
Net cash received (paid) for commodity derivative contracts not designated as hedging instruments	94,797
Asset retirement accretion	835
Depreciation, depletion, and amortization	113,683
Impairment in carrying value of oil and gas properties	673,056
Share-based compensation, net of amounts capitalized to oil and gas properties	2,897
Deferred income taxes	(9,041)
Amortization of deferred financing costs	8,356
Paid-in-kind interest expense	1,187
Amortization of deferred gain on debt restructuring	(1,775)
Transaction costs for debt restructuring	34,398
Change in operating assets and liabilities:
Accounts receivable - oil and gas sales	139
Accounts receivable - JIB and other	22,617
Other current and noncurrent assets	(1,275)
Accounts payable	(2,793)
Accrued liabilities	(4,058)
Other	(305)
Net cash provided by operating activities	138,650
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in property and equipment	(190,278)
Proceeds from the sale of oil and gas properties	40,284
Net cash used in investing activities	(149,994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from second lien notes	625,000
Proceeds from revolving credit facility	33,000
Repayment of revolving credit facility	(468,150)
Deferred financing costs	(4,199)
Transaction costs for debt restructuring	(34,398)
Acquisition of treasury stock	(429)
Net cash provided by (used in) financing activities	150,824
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	139,480
Cash and cash equivalents, beginning of period	11,557
Cash and cash equivalents, end of period	151,037
SUPPLEMENTAL INFORMATION:
Non-cash investment in property and equipment	61,728
Non-cash exchange of third lien notes for 2020 senior notes and 2021 senior notes	524,121
Cash paid for interest, net of capitalized interest of $2.1 million and $8.0 million, respectively	$ 71,569